TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statement of Additional Information

Transamerica Sustainable Growth Equity

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Effective December 31, 2024, the following will replace the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Growth Equity under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Westfield Capital Management Company, L.P.
Portfolio Managers:
Ethan J. Meyers, CFA	Portfolio Manager	since March 2024
William R. Gilchrist	Portfolio Manager	since March 2023

Effective December 31, 2024, the following will replace the corresponding information in the Prospectuses for Transamerica Sustainable Growth Equity under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Ethan J. Meyers, CFA	Westfield Capital Management Company, L.P.	Portfolio Manager of the fund since 2024; Managing Partner, Director of Research and Investment Committee Member at Westfield Capital Management Company, L.P. since 1999
William R. Gilchrist	Westfield Capital Management Company, L.P.	Portfolio Manager of the fund since 2023; Portfolio Manager, Partner and Investment Committee Member at Westfield Capital Management Company, L.P. since 2007

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Effective December 31, 2024, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Westfield Capital Management Company, L.P. (“Westfield”):

Transamerica Sustainable Growth Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Ethan J. Meyers, CFA	9	$3.1 billion	6	$1.76 billion	221	$8.33 billion
William R. Gilchrist	9	$3.1 billion	6	$1.76 billion	221	$8.33 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Ethan J. Meyers, CFA	0	$0	0	$0	22	$1.73 billion
William R. Gilchrist	0	$0	0	$0	22	$1.73 billion

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Investors Should Retain this Supplement for Future Reference

December 23, 2024